Stock Options (Tables)	12 Months Ended
Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of exercise price
Fiscal 2020 Activity The Company granted stock options in the year ending August 31, 2020:

Quantity		Exercise Price $	Life (Years)
1,000,000		0.55	5
60,000		0.43	5
550,000		0.47	5
2,538,000		0.32	5
700,000	0.	0.34	5
4,848,000	(1)	0.39	5

(1) 3,962,000 have vested as at August 31, 2020, and 886,000 remain subject to vesting provisions.

Fiscal 2019 Activity

The Company granted stock options in the year ending August 31, 2019:

Quantity	Exercise Price $	Life (Years)
390,000(1)	1.27	5
240,000(1)	1.06	5
30,000(1)	1.16	5
350,000	0.99	5
440,000(1)	0.99	5
48,000(1)	0.96	5
100,000	0.81	5
450,000(1)	0.81	5
2,048,000	1.00

(1) Options granted vest over a period of three years

Schedule of stock options
	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2018	4,800,000	0.71
Expired/Cancelled	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019	5,003,000	0.71
Expired/Cancelled	(4,483,000)	0.98
Exercised	(220,000)	0.14
Granted	4,848,000	0.39
Balance August 31, 2020 (Outstanding)	5,148,000	0.37	4.30	140,634
Balance August 31, 2020 (Exercisable)	4,262,000	0.34	4.29	136,853

Schedule of fair value of options granted
	August 31 2020	August 31 2019
Expected volatility	95%- 96%	100%- 144%
Risk-free interest rate	0.35%- 1.66%	1.42%- 2.89%
Expected life	5 years	5 years
Dividend yield	0%	0%
Estimated fair value per option	$0.31-$0.54	$0.60 - $1.07